LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Schedule of component lease receivables

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Current
Account receivable - Operating lease	14,683	11,816	1,619
Account receivable - Sales-type lease	1,515	2,178	298

Total	16,198	13,994	1,917

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2024
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	2,637	361	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	2,637	361	—	—	—	—

Lease income relating to lease payments					6,719	920
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	6,719	920

	For the Year Ended December 31, 2023
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,366	474	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,366	474	—	—	—	—

Lease income relating to lease payments					13,371	1,883
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	13,371	1,883

Schedule of future minimum lease payments to be received from such non-cancelable operating leases

Future minimum
operating lease payments
	RMB	US$
2025	1,476	202
2026	931	128
2027	—	—
2028	—	—
2029	—	—
Above 5 years	—	—

Schedule of components of lease cost

	For the year ended December 31, 2024
	RMB	US$
Operating lease cost	31,824	4,360
Short term lease cost	289	40

Total	32,113	4,400

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2024
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	19,802	2,713
ROU assets obtained in exchange for operating lease liabilities*	221	30
Weighted-average remaining lease terms (in years)	3.0	3.00
Weighted-average discount rate	5.07%	5.07%

*     Includes new leases entered into during the year ended December 31, 2024. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments for operating leases

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2025	47,475	6,504
2026	14,973	2,051
2027	14,274	1,956
2028	14,261	1,954
2029	14,261	1,954
Thereafter	87,083	11,930
Total future lease payments	192,327	26,349
Less: Imputed interest	7,985	1,095
Total lease liability balance	184,342	25,254

Schedule of prepaid land lease payments

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	464,209	464,209	63,596
Less: accumulated amortization	(66,350)	(75,977)	(10,409)
Net carrying value	397,859	388,232	53,187

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2025	9,627	1,319
2026	9,627	1,319
2027	9,627	1,319
2028	9,627	1,319
2029	9,627	1,319